NATURE OF THE BUSINESS (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of operating segments
We report our results of operations in three reportable segments. Each segment and the nature of its business is as follows:

Segment	Principal activities
Wireless	Wireless telecommunications operations for Canadian consumers and businesses.
Cable
Cable telecommunications operations, including Internet, television, telephony (phone), and smart home monitoring services for Canadian consumers and businesses, and network connectivity through our fibre network and data centre assets to support a range of voice, data, networking, hosting, and cloud-based services for the business, public sector, and carrier wholesale markets.

Media	A diversified portfolio of media properties, including sports media and entertainment, television and radio broadcasting, specialty channels, multi-platform shopping, and digital media.
INFORMATION BY SEGMENT

Year ended December 31, 2020	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals
(In millions of dollars)

Revenue	5	8,530	3,946	1,606	(166)	13,916
Operating costs	6	4,463	2,011	1,555	30	8,059

Adjusted EBITDA		4,067	1,935	51	(196)	5,857

Depreciation and amortization	7, 8, 9					2,618
Restructuring, acquisition and other	10					185
Finance costs	11					881
Other expense	12					1

Income before income tax expense						2,172

Capital expenditures	7, 29	1,100	940	79	193	2,312
Goodwill	9	1,160	1,858	955	—	3,973
Total assets		20,639	7,877	2,569	7,769	38,854

Year ended December 31, 2019	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals
(In millions of dollars)

Revenue	5	9,250	3,954	2,072	(203)	15,073
Operating costs	6	4,905	2,035	1,932	(11)	8,861

Adjusted EBITDA		4,345	1,919	140	(192)	6,212

Depreciation and amortization	7, 8, 9					2,488
Restructuring, acquisition and other	10					139
Finance costs	11					840
Other income	12					(10)

Income before income tax expense						2,755

Capital expenditures [1]	7, 29	1,320	1,153	102	232	2,807
Goodwill	9	1,160	1,808	955	—	3,923
Total assets		20,105	7,891	2,550	6,473	37,019
[1] Includes proceeds on disposition of $38 million (see note 29).